A.B. KORELIN & ASSOCIATES INC.
17404 163rd Place SE Renton, Washington 98058	Phone: 206-219-3820 Fax: 206-232-1196

March 12, 2010

Mr. Karl Hiller

Division of Corporate Finance

United States Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549-4628

RE: Portal Resources Ltd.

       20-F Annual Report Amendment #1 Draft

       File No. 000-51352

On behalf of Portal Resources, I hereby submit Portal’s 20-F Annual Report Amendment #1, as well as management’s Response to the Staff Comments letter dated February 18th, for a Staff Review via EDGAR.

If you have any questions, please contact Mr. Mark T. Brown, Chief Financial Officer of Portal, at (604) 629-1929 or myself at (206) 219-3820.

Sincerely,

/s/  Steven G. Taylor

Steven G. Taylor

A.B. Korelin & Associates